   UNITED STATES

   SECURITIES AND EXCHANGE COMMISSION

   Washington D.C. 20549

   FORM 10-D

   ASSET-BACKED ISSUER

   DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

   THE SECURITIES EXCHANGE ACT OF 1934

   For the monthly distribution period from:  August 18, 2017 to September 15, 2017

   Commission File Number of issuing entity:  333-206677-15

   Central Index Key Number of issuing entity:  0001698685

   BANK 2017-BNK4

   (Exact name of issuing entity as specified in its charter)

   Commission File Number of depositor:  333-206677

   Central Index Key Number of depositor:  0000850779

   Wells Fargo Commercial Mortgage Securities, Inc.

   (Exact name of depositor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0000740906

   Wells Fargo Bank, National Association

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001102113

   Bank of America, National Association

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001541557

   Morgan Stanley Mortgage Capital Holdings LLC

   (Exact name of sponsor as specified in its charter)

   Anthony Sfarra (212) 214-5600

   (Name and telephone number, including area code, of the person to contact in connection with this filing)

   New York

   (State or other jurisdiction of incorporation or organization of the issuing entity)

   38-4032075

38-4032076

38-7170551

(I.R.S. Employer Identification No.)

   c/o Wells Fargo Bank, N.A.

   9062 Old Annapolis Road

   Columbia, MD 21045

   (Address of principal executive offices of the issuing entity) (Zip Code)

   (410) 884-2000

   (Telephone number, including area code)

   Not Applicable

   (Former name, former address, if changed since last report)

   Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1	___	___	X	___
A‑2	___	___	X	___
A‑SB	___	___	X	___
A‑3	___	___	X	___
A‑4	___	___	X	___
X-A	___	___	X	___
X-B	___	___	X	___
A-S	___	___	X	___
B	___	___	X	___
C	___	___	X	___

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  X   No __

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On September 15, 2017, a distribution was made to holders of the certificates issued by BANK 2017-BNK4.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Wells Fargo Commercial Mortgage Securities, Inc. (the "Depositor") and held by BANK 2017-BNK4 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from August 18, 2017 to September 15, 2017.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a “Rule 15Ga-1 Form ABS-15G”) on August 14, 2017. The CIK number for the Depositor is 0000850779.

Wells Fargo Bank, National Association ("Wells Fargo"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 14, 2017. The Central Index Key number for Wells Fargo is 0000740906.

Bank of America, National Association ("Bank of America"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 3, 2017. The Central Index Key number for Bank of America is 0001102113.

Morgan Stanley Mortgage Capital Holdings LLC ("Morgan Stanley"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 14, 2017. The Central Index Key number for Morgan Stanley is 0001541557.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on October 2, 2017 under Commission File No. 333-206677-15 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on October 2, 2017 under Commission File No. 333-206677-15 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 7.  Change in Sponsor Interest in the Securities.

None

Item 9. Other Information.

    Wells Fargo Bank, N.A., in its capacity as Master Servicer for BANK 2017-BNK4, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date:	08/17/2017	$0.00
Current Distribution Date:	09/15/2017	$0.00

*REO Account Balance
Prior Distribution Date:	08/17/2017	$0.00
Current Distribution Date:	09/15/2017	$0.00

   *As provided by Special Servicer

   Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for BANK 2017-BNK4, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	08/17/2017	$5,518.71
Current Distribution Date:	09/15/2017	$5,516.21

Interest Reserve Account Balance
Prior Distribution Date:	08/17/2017	$0.00
Current Distribution Date:	09/15/2017	$0.00

Gain-on-Sale Reserve Account Balance
Prior Distribution Date:	08/17/2017	$0.00
Current Distribution Date:	09/15/2017	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1)             Monthly report distributed to holders of the certificates issued by BANK 2017-BNK4, relating to the September 15, 2017 distribution.

(102)              ABS Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on October 2, 2017 under Commission File No. 333-206677-15 and incorporated by reference herein).

(103)              ABS Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on October 2, 2017 under Commission File No. 333-206677-15 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.

(Depositor)

/s/   Anthony Sfarra

Anthony Sfarra, President

Date:  October 2, 2017

EXHIBIT INDEX

Exhibit Number                Description

EX 99.1                    Monthly report distributed to holders of the certificates issued by BANK 2017-BNK4, relating to the September 15, 2017 distribution.

EX 102                     ABS Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on October 2, 2017 under Commission File No. 333-206677-15 and incorporated by reference herein).

EX 103                     ABS Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on October 2, 2017 under Commission File No. 333-206677-15 and incorporated by reference herein).